VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—68.3%
Angola —1.3%
Republic of Angola 144A 8.000%, 11/26/29(2)	$ 732	$ 603
Republic of Angola Via Avenir II B.V. (6 month LIBOR + 4.500%) RegS 10.163%, 12/7/23(3)(4)(5)	445	443
Republic of Angola Via Avenir Issuer II Ireland DAC RegS 6.927%, 2/19/27(3)(4)	3,595	3,361
		4,407

Argentina—1.4%
Provincia De Buenos Aires RegS 6.375%, 9/1/37(4)(5)	6,733	2,558
Republic of Argentina
0.750%, 7/9/30(5)	2,100	705
3.625%, 7/9/35(5)	5,347	1,571
		4,834

Bahrain—2.6%
Kingdom of Bahrain
144A 5.625%, 9/30/31(2)	380	349
144A 5.250%, 1/25/33(2)	3,200	2,804
144A 5.625%, 5/18/34(2)	5,486	4,813
RegS 5.625%, 9/30/31(4)	1,000	918
		8,884

Brazil—2.4%
Federative Republic of Brazil
4.625%, 1/13/28	1,225	1,187
6.000%, 10/20/33	1,768	1,720
5.000%, 1/27/45	1,987	1,544
5.625%, 2/21/47	61	51
4.750%, 1/14/50	4,862	3,567
		8,069

Chile—2.3%
Republic of Chile
3.500%, 1/31/34	2,795	2,417
4.950%, 1/5/36	1,074	1,034
3.860%, 6/21/47	670	528
3.500%, 1/25/50	1,562	1,129
3.100%, 1/22/61	3,343	2,106
3.250%, 9/21/71	1,300	815
		8,029

Colombia—2.8%
Republic of Colombia
4.500%, 3/15/29	3,622	3,227
3.125%, 4/15/31	616	474
8.000%, 4/20/33	2	2
6.125%, 1/18/41	2,194	1,812
4.125%, 2/22/42	158	102
5.200%, 5/15/49	3,641	2,560
	Par Value(1)	Value

Colombia—continued
4.125%, 5/15/51	$ 1,402	$ 842
3.875%, 2/15/61	925	520
		9,539

Costa Rica—0.8%
Costa Rica Government
144A 6.550%, 4/3/34(2)	1,884	1,895
RegS 6.550%, 4/3/34(4)	830	835
		2,730

Dominican Republic—2.9%
Dominican Republic
144A 4.875%, 9/23/32(2)	1,999	1,691
144A 6.000%, 2/22/33(2)	495	456
RegS 5.500%, 2/22/29(4)	924	863
RegS 4.875%, 9/23/32(4)	1,003	848
RegS 5.300%, 1/21/41(4)	3,690	2,883
RegS 7.450%, 4/30/44(4)	2,218	2,131
RegS 6.850%, 1/27/45(4)	787	703
RegS 6.500%, 2/15/48(4)	429	367
		9,942

Ecuador—1.7%
Republic of Ecuador
144A 0.000%, 7/31/30(2)(6)	2,403	663
144A 6.000%, 7/31/30(2)(5)	3,226	1,571
RegS 6.000%, 7/31/30(4)(5)	7,356	3,581
		5,815

Egypt—2.1%
Arab Republic of Egypt
144A 5.875%, 6/11/25(2)	377	305
144A 3.875%, 2/16/26(2)	183	131
144A 4.750%, 4/16/26(2)	952EUR	721
144A 5.800%, 9/30/27(2)	1,583	1,047
144A 6.375%, 4/11/31(2)	3,732EUR	2,217
RegS 5.750%, 5/29/24(4)	271	246
RegS 4.750%, 4/16/26(4)	1,998EUR	1,514
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Egypt—continued
RegS 5.625%, 4/16/30(4)	1,422EUR	$ 843
		7,024

El Salvador—0.7%
Republic of El Salvador
RegS 8.625%, 2/28/29(4)	$ 812	622
RegS 9.500%, 7/15/52(4)	2,225	1,691
		2,313

Ethiopia—0.7%
Federal Republic of Ethiopia 144A 6.625%, 12/11/24(2)	3,849	2,504
Gabon—0.3%
Republic of Gabon 144A 6.950%, 6/16/25(2)	1,191	988
Ghana—1.6%
Republic of Ghana
144A 10.750%, 10/14/30(2)	1,001	680
144A 8.950%, 3/26/51(2)(7)	405	168
RegS 6.375%, 2/11/27(4)(7)	469	202
RegS 7.625%, 5/16/29(4)(7)	596	255
RegS 10.750%, 10/14/30(4)	2,042	1,387
RegS 8.125%, 3/26/32(4)(7)	1,032	444
RegS 8.627%, 6/16/49(4)(7)	527	218
RegS 8.950%, 3/26/51(4)(7)	5,315	2,201
		5,555

Guatemala—1.9%
Republic of Guatemala
144A 3.700%, 10/7/33(2)	1,039	835
144A 6.600%, 6/13/36(2)	1,074	1,077
144A 4.650%, 10/7/41(2)	1,697	1,330
RegS 4.900%, 6/1/30(4)	328	306
RegS 6.125%, 6/1/50(4)	3,076	2,802
		6,350

Honduras—0.1%
Honduras Government RegS 5.625%, 6/24/30(4)	302	259
	Par Value(1)	Value

Hungary—2.6%
Hungary Government International Bond
144A 6.125%, 5/22/28(2)	$ 1,335	$ 1,352
144A 2.125%, 9/22/31(2)	1,114	856
144A 6.750%, 9/25/52(2)	2,551	2,586
RegS 1.750%, 6/5/35(4)	2,939EUR	2,220
RegS 1.500%, 11/17/50(4)	1,207EUR	677
RegS 3.125%, 9/21/51(4)	1,850	1,115
		8,806

India—0.3%
Export-Import Bank India RegS 5.500%, 1/18/33(4)	1,065	1,047
Indonesia—1.3%
Republic of Indonesia
4.850%, 1/11/33	311	305
4.300%, 3/31/52	1,048	873
144A 5.250%, 1/8/47(2)	439	430
RegS 6.750%, 1/15/44(4)	927	1,060
RegS 5.125%, 1/15/45(4)	1,727	1,673
		4,341

Ivory Coast—0.3%
Ivory Coast Government International Bond
RegS 4.875%, 1/30/32(4)	352EUR	294
RegS 6.625%, 3/22/48(4)	1,000EUR	757
		1,051

Jordan—0.6%
Kingdom of Jordan
144A 7.500%, 1/13/29(2)	765	770
RegS 7.375%, 10/10/47(4)	1,394	1,216
		1,986

Kazakhstan—0.4%
Republic of Kazakhstan RegS 1.500%, 9/30/34(4)	1,582EUR	1,251
Kenya—0.9%
Republic of Kenya
144A 6.875%, 6/24/24(2)	829	784
RegS 6.875%, 6/24/24(4)	975	922

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Kenya—continued
144A 8.000%, 5/22/32(2)	$ 1,410	$ 1,164
RegS 7.250%, 2/28/28(4)	471	398
		3,268

Lebanon—0.5%
Lebanese Republic
6.375%, 3/9/20(7)	2,089	152
6.250%, 5/27/22(7)	6,726	490
6.400%, 5/26/23(7)	1,368	100
6.850%, 5/25/29(7)	5,626	408
8.200%, 5/17/33(7)	3,878	281
RegS 5.800%, 4/14/20(4)(7)	1,612	119
RegS 8.250%, 4/12/21(4)(7)	3,856	297
		1,847

Mexico—1.4%
United Mexican States
6.350%, 2/9/35	979	1,013
2.250%, 8/12/36	1,839EUR	1,447
5.000%, 4/27/51	708	598
3.771%, 5/24/61	1,782	1,170
3.750%, 4/19/71	700	447
		4,675

Mongolia—0.1%
Mongolia Government International Bond 144A 8.650%, 1/19/28(2)	474	473
Mozambique—0.4%
Republic of Mozambique 144A 5.000%, 9/15/31(2)(5)	1,739	1,312
Nigeria—2.2%
Republic of Nigeria
144A 6.500%, 11/28/27(2)	1,476	1,265
144A 6.125%, 9/28/28(2)	4,163	3,433
RegS 8.747%, 1/21/31(4)	1,145	995
RegS 7.375%, 9/28/33(4)	1,129	861
RegS 7.696%, 2/23/38(4)	1,401	1,015
		7,569

Oman —3.1%
Oman Government International Bond
144A 6.750%, 10/28/27(2)	1,118	1,151
144A 5.625%, 1/17/28(2)	1,016	1,003
144A 6.000%, 8/1/29(2)	1,170	1,176
	Par Value(1)	Value

Oman —continued
144A 7.375%, 10/28/32(2)	$ 648	$ 706
144A 6.500%, 3/8/47(2)	1,565	1,466
144A 6.750%, 1/17/48(2)	5,224	5,043
		10,545

Pakistan—0.8%
Islamic Republic of Pakistan
144A 6.000%, 4/8/26(2)	4,708	2,422
144A 6.875%, 12/5/27(2)	465	234
		2,656

Panama—3.1%
Panama Bonos del Tesoro 3.362%, 6/30/31	2,659	2,169
Republic of Panama
3.160%, 1/23/30	3,898	3,392
6.700%, 1/26/36	746	783
6.853%, 3/28/54	1,581	1,615
4.500%, 4/1/56	1,996	1,443
3.870%, 7/23/60	1,637	1,047
		10,449

Papua New Guinea —0.1%
Papua New Guinea Government International Bond 144A 8.375%, 10/4/28(2)	449	414
Paraguay—0.4%
Republic of Paraguay 144A 5.850%, 8/21/33(2)	1,251	1,230
Peru—0.6%
Republic of Peru 2.783%, 1/23/31	2,607	2,208
Philippines—1.7%
Republic of Philippines
5.000%, 7/17/33	2,462	2,459
2.650%, 12/10/45	2,125	1,376
5.500%, 1/17/48	1,900	1,913
		5,748

Poland—1.8%
Republic of Poland
4.875%, 10/4/33	5,698	5,523
5.500%, 4/4/53	691	671
		6,194

Qatar—3.1%
State of Qatar
144A 5.750%, 1/20/42(2)	1,580	1,685

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Qatar—continued
144A 4.817%, 3/14/49(2)	$ 5,075	$ 4,727
144A 4.400%, 4/16/50(2)	3,966	3,487
RegS 4.400%, 4/16/50(4)	687	604
		10,503

Romania—2.1%
Romania Government International Bond
144A 7.125%, 1/17/33(2)	3,566	3,744
144A 3.375%, 2/8/38(2)	833EUR	658
144A 2.750%, 4/14/41(2)	1,171EUR	783
144A 2.875%, 4/13/42(2)	848EUR	565
RegS 4.125%, 3/11/39(4)	647EUR	553
RegS 5.125%, 6/15/48(4)	668	554
RegS 4.000%, 2/14/51(4)	460	314
		7,171

Russia—0.0%
Russian Federation - Eurobond RegS 5.100%, 3/28/35(4)(7)(8)(9)	100	40
Saudi Arabia—3.7%
Saudi International Bond
144A 4.375%, 4/16/29(2)	729	708
144A 5.500%, 10/25/32(2)	1,544	1,591
144A 2.250%, 2/2/33(2)	2,490	1,971
144A 4.875%, 7/18/33(2)	3,550	3,492
144A 4.500%, 10/26/46(2)	1,449	1,220
144A 5.000%, 4/17/49(2)	1,520	1,352
RegS 4.500%, 10/26/46(4)	1,804	1,519
RegS 3.750%, 1/21/55(4)	902	644
		12,497

Senegal—0.3%
Republic of Senegal
144A 5.375%, 6/8/37(2)	813EUR	589
RegS 4.750%, 3/13/28(4)	452EUR	422
		1,011

	Par Value(1)	Value

South Africa—1.5%
Republic of South Africa
4.300%, 10/12/28	$ 378	$ 334
5.875%, 4/20/32	4,652	4,108
7.300%, 4/20/52	921	776
		5,218

Sri Lanka—0.6%
Republic of Sri Lanka
RegS 6.350%, 6/28/24(4)(7)	1,194	552
RegS 6.200%, 5/11/27(4)(7)	3,068	1,378
		1,930

Tunisia—0.7%
Tunisian Republic
144A 5.750%, 1/30/25(2)	305	208
144A 6.375%, 7/15/26(2)	741EUR	477
RegS 5.625%, 2/17/24(4)	1,327EUR	1,229
RegS 6.375%, 7/15/26(4)	684EUR	440
		2,354

Turkey—3.8%
Hazine Mustesarligi Varl RegS 9.758%, 11/13/25(4)	1,160	1,212
Republic of Turkey
9.875%, 1/15/28	1,463	1,546
9.375%, 3/14/29	3,487	3,613
9.125%, 7/13/30	671	683
5.750%, 5/11/47	8,559	6,070
		13,124

Ukraine—0.6%
Ukraine Government Bond
144A 7.750%, 9/1/27(2)(7)	437	123
144A 9.750%, 11/1/30(2)(7)	2,206	645
144A 6.876%, 5/21/31(2)(7)	1,198	314
RegS 7.750%, 9/1/29(4)(7)	3,258	929
RegS 9.750%, 11/1/30(4)(7)	272	80
		2,091

United Arab Emirates—2.2%
Abu Dhabi Government International Bond
144A 3.125%, 4/16/30(2)	731	668
144A 3.000%, 9/15/51(2)	4,384	2,971
Finance Department Government of Sharjah 144A 4.000%, 7/28/50(2)	2,785	1,710

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value(1)	Value

United Arab Emirates—continued
UAE International Government Bond RegS 4.050%, 7/7/32(4)	$ 2,417	$ 2,306
		7,655

Uruguay—0.4%
Republica Orient Uruguay
5.100%, 6/18/50	764	737
4.975%, 4/20/55	713	673
		1,410

Venezuela—0.5%
Republic of Venezuela RegS 7.750%, 10/13/19(4)(7)	25,087	1,819
Zambia—0.6%
Republic of Zambia
5.375%, 9/23/23(7)	1,406	669
144A 5.375%, 9/20/23(2)(7)	2,385	1,135
RegS 8.500%, 4/14/24(4)(7)	509	268
		2,072

Total Foreign Government Securities (Identified Cost $254,188)		233,207

Corporate Bonds and Notes—25.4%
Argentina—0.2%
MSU Energy S.A. 144A 6.875%, 2/1/25(2)	501	369
YPF S.A. 144A 8.750%, 4/4/24(2)	389	373
		742

Azerbaijan—0.2%
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(4)	753	773
Brazil—0.5%
Guara Norte S.a.r.l. 144A 5.198%, 6/15/34(2)	515	450
Iochpe-Maxion Austria GmbH 144A 5.000%, 5/7/28(2)	305	264
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)	468	310
MV24 Capital B.V. 144A 6.748%, 6/1/34(2)	868	781
		1,805

Chile—0.6%
ATP Tower Holdings LLC 144A 4.050%, 4/27/26(2)	576	501
Empresa Nacional del Petroleo RegS 5.250%, 11/6/29(4)	1,491	1,419
		1,920

	Par Value(1)	Value

China—0.1%
Huarong Finance II Co., Ltd. RegS 4.875%, 11/22/26(4)	$ 200	$ 162
Longfor Group Holdings Ltd. RegS 3.950%, 9/16/29(4)	300	180
		342

Colombia—1.0%
AI Candelaria Spain S.A. RegS 5.750%, 6/15/33(4)	1,746	1,266
Geopark Ltd. 144A 5.500%, 1/17/27(2)	459	392
Gran Tierra Energy International Holdings Ltd. 144A 6.250%, 2/15/25(2)	1,127	985
SierraCol Energy Andina LLC 144A 6.000%, 6/15/28(2)	922	701
		3,344

Georgia—0.1%
Georgian Railway JSC 144A 4.000%, 6/17/28(2)	514	443
Ghana—0.6%
Kosmos Energy Ltd. RegS 7.750%, 5/1/27(4)	798	715
Tullow Oil plc
RegS 7.000%, 3/1/25(4)	1,539	1,052
RegS 10.250%, 5/15/26(4)	350	289
		2,056

India—0.7%
Adani Electricity Mumbai Ltd. RegS 3.949%, 2/12/30(4)	537	394
Adani Green Energy Ltd. RegS 4.375%, 9/8/24(4)	500	466
Adani Renewable Energy RJ Ltd. 144A 4.625%, 10/15/39(2)	471	345
Adani Transmission Step-One Ltd. 144A 4.000%, 8/3/26(2)	410	357
Greenko Dutch B.V.
144A 3.850%, 3/29/26(2)	299	269
RegS 3.850%, 3/29/26(4)	218	197
Network i2i Ltd. 144A 5.650% (2)(10)	526	510
Vedanta Resources Finance II plc 144A 8.950%, 3/11/25(2)	60	39
		2,577

Indonesia—2.0%
Freeport Indonesia PT RegS 5.315%, 4/14/32(4)	113	105
Indika Energy Capital III Pte Ltd. RegS 5.875%, 11/9/24(4)	311	302
Indonesia Asahan Aluminium PT 144A 5.800%, 5/15/50(2)	3,499	2,992
Minejesa Capital B.V. 144A 5.625%, 8/10/37(2)	1,265	991
Pertamina Persero PT RegS 6.000%, 5/3/42(4)	842	814

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Indonesia—continued
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
RegS 5.250%, 10/24/42(4)	$ 808	$ 704
RegS 4.875%, 7/17/49(4)	1,048	832
		6,740

Israel—0.2%
Energian Israel Finance Ltd. 144A, RegS 4.875%, 3/30/26(2)(4)	321	300
Leviathan Bond Ltd. 144A, RegS 6.125%, 6/30/25(2)(4)	345	338
		638

Jamaica—0.1%
Digicel International Finance Ltd. 144A 8.750%, 5/25/24(2)	330	300
Kazakhstan—1.2%
KazMunayGas National Co. JSC
144A 5.750%, 4/19/47(2)	1,875	1,506
144A 6.375%, 10/24/48(2)	820	685
RegS 3.500%, 4/14/33(4)	785	589
QazaqGaz NC JSC 144A 4.375%, 9/26/27(2)	1,319	1,214
		3,994

Macau—0.4%
Sands China Ltd.
5.650%, 8/8/28	115	108
4.875%, 6/18/30	10	9
3.500%, 8/8/31	153	123
Studio City Finance Ltd.
144A 6.000%, 7/15/25(2)	260	244
144A 6.500%, 1/15/28(2)	1,215	1,019
		1,503

Mexico—7.3%
Banco Mercantil del Norte S.A. 144A 5.875% (2)(10)	1,248	1,096
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(2)	617	533
Braskem Idesa SAPI 144A 6.990%, 2/20/32(2)	387	231
Cemex SAB de C.V. 144A 9.125% (2)(10)	760	791
Comision Federal de Electricidad 144A 4.688%, 5/15/29(2)	2,904	2,633
Grupo Aeromexico SAB de C.V. 144A 8.500%, 3/17/27(2)	486	448
Petroleos Mexicanos
6.875%, 8/4/26	1,970	1,790
6.500%, 3/13/27	2,021	1,765
6.500%, 6/2/41	262	162
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(4)	17,952	14,723
	Par Value(1)	Value

Mexico—continued
Sixsigma Networks Mexico S.A. de C.V. 144A 7.500%, 5/2/25(2)	$ 682	$ 610
		24,782

Morocco—0.6%
OCP S.A. 144A 5.125%, 6/23/51(2)	2,703	1,902
Nigeria—0.2%
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(2)	678	606
Peru—1.8%
Peru Payroll Deduction Finance Ltd. RegS 0.000%, 11/1/29(4)(6)(8)	1,526	1,250
Petroleos del Peru S.A.
144A 5.625%, 6/19/47(2)	2,226	1,424
RegS 4.750%, 6/19/32(4)	3,472	2,569
RegS 5.625%, 6/19/47(4)	1,414	905
		6,148

Saudi Arabia—2.1%
Gaci First Investment Co.
RegS 5.250%, 10/13/32(4)	5,382	5,376
RegS 4.875%, 2/14/35(4)	854	803
RegS 5.125%, 2/14/53(4)	1,082	935
		7,114

Singapore—0.1%
LMIRT Capital Pte Ltd. RegS 7.250%, 6/19/24(4)	590	363
South Africa—1.0%
Eskom Holdings SOC Ltd.
144A 7.125%, 2/11/25(2)	545	537
144A 8.450%, 8/10/28(2)	1,509	1,461
RegS 7.125%, 2/11/25(4)	200	197
Prosus N.V. 144A 3.061%, 7/13/31(2)	731	554
Sasol Financing USA LLC
4.375%, 9/18/26	291	260
144A 8.750%, 5/3/29(2)	308	301
		3,310

Tanzania—0.2%
HTA Group Ltd. 144A 7.000%, 12/18/25(2)	688	650
Turkey—0.2%
Aydem Yenilenebilir Enerji AS 144A 7.750%, 2/2/27(2)	865	763
Ukraine—0.3%
NPC Ukrenergo 144A 6.875%, 11/9/28(2)(11)	3,633	990

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Ukraine—continued
State Savings Bank of Ukraine Via SSB #1 plc RegS 9.625%, 3/20/25(3)(4)(5)	$ 140	$ 122
		1,112

United Arab Emirates—1.3%
DAE Funding LLC 144A 3.375%, 3/20/28(2)	612	543
DP World Ltd.
144A 6.850%, 7/2/37(2)	511	546
144A 4.700%, 9/30/49(2)	450	371
RegS 4.700%, 9/30/49(4)	500	412
DP World Salaam RegS 6.000% (4)(10)	2,145	2,128
MAF Global Securities Ltd. RegS 6.375% (4)(10)	517	501
		4,501

Uzbekistan—0.8%
Uzauto Motors AJ
144A 4.850%, 5/4/26(2)	2,565	2,239
RegS 4.850%, 5/4/26(4)	697	608
		2,847

Venezuela—1.3%
Petroleos de Venezuela S.A.
RegS 6.000%, 5/16/24(4)(11)	60,490	3,871
RegS 6.000%, 11/15/26(4)(11)	3,307	207
RegS 5.375%, 4/12/27(4)(11)	600	37
RegS 9.750%, 5/17/35(4)(11)	4,592	287
		4,402

Vietnam—0.3%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)	1,106	998
Total Corporate Bonds and Notes (Identified Cost $119,899)		86,675

	Shares
Affiliated Mutual Funds—3.2%
Fixed Income Funds—3.2%
Virtus Stone Harbor Emerging Markets Bond Fund Class I(12)(13)	597,789	4,585
Virtus Stone Harbor Local Markets Fund Class I(12)(13)(14)	788,382	6,276
Total Affiliated Mutual Funds (Identified Cost $11,132)		10,861

	Par Value(1)
Credit Linked Notes—1.3%
Iraq—1.3%
Republic of Iraq
(Counterparty: BOA) 2.536%, 1/1/28(5)(8)	291,473JPY	1,792
(Counterparty: BOA) 3.211%, 1/1/28(5)(8)	132,849JPY	815
	Par Value(1)	Value
	Iraq—continued
(Counterparty: BOA) 3.340%, 1/6/28(5)(8)	286,207JPY	$ 1,759
	Total Credit Linked Notes (Identified Cost $6,768)	4,366

	Total Long-Term Investments—98.2% (Identified Cost $391,987)	335,109

	TOTAL INVESTMENTS—98.2% (Identified Cost $391,987)	$335,109
	Other assets and liabilities, net—1.8%	6,145
	NET ASSETS—100.0%	$341,254

Abbreviations:
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2023, these securities amounted to a value of $127,846 or 37.5% of net assets.
(3)	This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Variable rate security. Rate disclosed is as of August 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(7)	Security in default; no interest payments are being received.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(10)	No contractual maturity date.
(11)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(12)	Affiliated investment.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	Non-income producing.

Counterparties:
BOA	Bank of America
CITI	Citigroup Global Markets
JPM	JPMorgan Chase Bank N.A.

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
Foreign Currencies:
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Country Weightings†
Mexico	9%
Saudi Arabia	6
Turkey	4
Colombia	4
United Arab Emirates	4
Indonesia	3
United States	3
Other	67
Total	100%
† % of total investments as of August 31, 2023.
Forward foreign currency exchange contracts as of August 31, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	2,843	USD	3,127	CITI	10/20/23	$—	$(36)
EUR	2,614	USD	2,873	JPM	10/20/23	—	(31)
USD	24,775	EUR	21,946	JPM	10/20/23	920	—
Total						$920	$(67)
The following table summarizes the value of the Fund’s investments as of August 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$86,675	$—	$85,425	$1,250
Foreign Government Securities	233,207	—	233,167	40
Credit Linked Notes	4,366	—	—	4,366
Affiliated Mutual Funds	10,861	10,861	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contract	920	—	920	—
Total Assets	336,029	10,861	319,512	5,656
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	(67)	—	(67)	—
Total Liabilities	(67)	—	(67)	—
Total Investments	$335,962	$10,861	$319,445	$5,656
Securities held by the Fund with an end of period value of $1,250 were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Securities held by the Fund with an end of period value of $37 were transferred from Level 3 to Level 2 due to a increase in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Credit Linked Notes	Foreign Government Securities
Investments in Securities
Balance as of May 31, 2023:	$ 5,059	$ 12	$ 5,042	$ 5
Accrued discount/(premium)	28	—	28	—
Net change in unrealized appreciation (depreciation)(a)	107	26	46	35
Sales(b)	(750)	—	(750)	—
Transfers into Level 3(c)	1,250	1,250	—	—
Transfers from Level 3(c)	(38)	(38)	—	—
Balance as of August 31, 2023	$ 5,656	$ 1,250	$ 4,366	$ 40
(a) The net change in unrealized appreciation (depreciation) on investments still held at August 31, 2023, was $81.
(b) Includes paydowns on securities.
(c) “Transfers into and/or from” represent the ending value as of August 31, 2023 for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS DEBT INCOME FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.